Tax Effects of Significant Temporary Differences (Detail) In Millions, unless otherwise specified	Mar. 31, 2014 USD ($)	Mar. 31, 2014 INR	Mar. 31, 2013 INR
Deductible temporary differences:
Allowance for loan losses	$ 187.0	11,221.9	9,576.1
Unrealized loss on securities available for sale	104.6	6,274.7	0
Investments, others	7.4	441.9	927.1
Derivatives	8.2	489.7	0
Employee benefits	34.1	2,048.5	2,135.8
Others	48.9	2,935.0	2,943.0
Deferred tax asset	390.2	23,411.7	15,582.0
Taxable temporary differences:
Property and equipment	13.1	783.6	749.4
Loan origination cost	26.3	1,577.2	1,276.2
Derivatives	0	0	232.8
Unrealized gain on securities available for sale	0	0	92.0
Intangible assets	1.3	78.5	574.1
Deferred tax liability	40.7	2,439.3	2,924.5
Net deferred tax (asset) liability	$ (349.5)	(20,972.4)	(12,657.5)